Label	Element	Value
T. Rowe Price Integrated Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

In the Summary Prospectus and Section 1 of the Prospectus, the information under “Principal Investment Strategies” currently states:

The fund normally invests at least 40% of its net assets in securities of companies outside the U.S. (and at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable), including securities of emerging market issuers.

Effective August 1, 2024, this sentence is replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

In the Summary Prospectus and Section 1 of the Prospectus, the portfolio manager table under “Management” is supplemented as follows:

Effective August 1, 2024, Joseph Wolfe will join David Corris, Prashant G. Jeyaganesh, and Jordan Pryor as the fund’s co-portfolio manager and cochair of the fund’s Investment Advisory Committee. Mr. Wolfe joined T. Rowe Price in 2024.

In Section 2 of the Prospectus, the information under “Principal Investment Strategies” currently states:

The fund normally invests at least 40% of its net assets in securities of companies outside the U.S. (and at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable), including securities of emerging market issuers.

Effective August 1, 2024, this sentence is replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

In Section 2 of the Prospectus, the disclosure under “Portfolio Management” is supplemented as follows:

Effective August 1, 2024, Joseph Wolfe will join David Corris, Prashant G. Jeyaganesh, and Jordan Pryor as the fund’s co-portfolio manager and cochair of the fund’s Investment Advisory Committee. Mr. Wolfe joined the Firm in June 2024, and his investment experience dates from 2001. Prior to joining the Firm, he was a portfolio manager, Chief Analytics Officer, and a managing director with BlackRock (2012-2024), head of quantitative research with Northern Trust (2005-2012), and a senior quantitative analyst with the State Teachers Retirement System of Ohio (2001-2005).